SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ 540	$ (296)	$ (515)
Accounts payable and accrued liabilities	(60)	109	(282)
Other assets and liabilities	(12)	(7)	81
Increase (decrease) in working capital	$ 468	$ (194)	$ (716)